                                                          JOHN M. RICHARDS
                                                          SENIOR COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                       September 4, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  Security Equity Separate Account Twenty-Six
           File No. 811-08888

Commissioners:

The Semi-Annual Reports dated June 30, 2009 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of Security Equity Separate Account Twenty-Six of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

                                       Sincerely,

                                       /s/ John M. Richards
                                       -----------------------------------
                                       John M. Richards
                                       Senior Counsel
                                       Metropolitan Life Insurance Company